STOCKHOLDERS DEFICIT (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Options outstanding, beginning	1,000,000	3,000,000	3,093,120
Options expired	(1,000,000)	(2,000,000)	(93,120)
Options outstanding, ending	0	1,000,000	3,000,000
Options vested beginning	1,000,000	3,000,000	1,954,230
Options vested ending	0	1,000,000	3,000,000
Exercise price outstanding and exercisable, beginning	$ 0.10	$ 0.10
Exercise price expired	0.00	0.00
Exercise price outstanding and exercisable, ending	$ 0	$ 0.10	$ 0.10
Expiration date	Mar. 21, 2021		Mar. 20, 2021
Options expired, expiration date			Dec. 31, 2019
Minimum One [Member]
Exercise price outstanding and exercisable, beginning			$ 0.05
Exercise price options expired			$ 0.05
Vesting period in months	12 years	12 years	12 years
Maximum One [Member]
Exercise price outstanding and exercisable, beginning			$ 0.22
Expiration date		Mar. 21, 2021
Exercise price options expired			$ 0.22
Vesting period in months		18 years	18 years